Nature of Operations and Going Concern	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
1. Nature of Operations and Going Concern

BetterLife Pharma Inc. (the “Company”) was incorporated in British Columbia under the Business Corporations Act on June 10, 2002. On December 5, 2019, the Company changed its name from Pivot Pharmaceuticals Inc. to BetterLife Pharma Inc. The Company is a biopharmaceutical company engaged in the development and commercialization of patented, differentiated and premium quality nutraceuticals and pharmaceuticals.

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. Accordingly, no adjustments to the carrying value of the assets and liabilities have been made in these audited consolidated financial statements should the Company no longer be able to continue as a going concern. Any such adjustments could be material. As at January 31, 2020, the Company has not earned any revenue and has an accumulated deficit of $54,660,516. The continued operations of the Company are dependent on its ability to generate future cash flows through additional financing or commercialization, which have been impacted as a result of the global outbreak of coronavirus (“COVID-19”) (Note 2(d)). Management intends to continue to pursue additional financing through issuances of equity. There is no assurance that additional funding will be available on a timely basis or on terms acceptable to the Company. In addition, the Company continues procurement of its products set to launch in the US and anticipates its US launch to continue once the current pandemic situation improves. These events or conditions indicate that a material uncertainty exists that casts substantial doubts on the company’s ability to continue as a going concern.

The head office and principal address of the Company is located at 1275 West 6th Avenue, #300, Vancouver, BC, Canada, V6H 1A6.